UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4992
                                                     ---------------------

                         Colonial Municipal Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



COLONIAL MUNICIPAL INCOME TRUST        SEMIANNUAL REPORT

MAY 31, 2003


[photo of domed building]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. In November, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--to 1.25%, a new low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear that deflation, which hasn't been seen since the 1930s, would return.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. However, in the municipal sector, higher quality bonds outperformed high-yield issues.

The following report will provide you with more detailed information about the trust's performance and the investment strategies used by portfolio manager Maureen Newman. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your trust and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo

President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT
Joseph R. Palombo is president of the Trust. He is also president and chairman of the Board of Trustees for Liberty Funds and chief operating officer and executive vice president of Columbia Management Advisors, Inc. (Columbia Management). Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



1   On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
    1.00%.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial Municipal Income Trust returned 3.52%, based on net asset value. The trust trailed its peer group, the Lipper High Yield Municipal Debt Funds Category. The category's average returned 4.63%.1

The trust's performance relative to its peer group suffered because nursing home bonds were hurt by cutbacks in Medicaid reimbursements. The nursing home bond sector was a sizeable portion of the trust. A small stake in tobacco bonds, which are backed by settlement money from tobacco companies, also hurt performance. These bonds lost value as investors reacted to an unfavorable court judgement, which raised fears that the industry might default on payments. Although we expect continued price volatility for these bonds, we do not share the concern about default and continue to hold the bonds. The trust's United Airlines bonds (0.2% of net assets) tumbled as well after the company declared bankruptcy and stopped payments to bondholders.2 Also, deterring performance to some extent were short positions in US Treasury futures contracts, which are employed to reduce the overall duration of the trust.

In contrast, the trust benefited from its position in US Airways bonds (0.2% of net assets), which rallied after the company emerged from bankruptcy. It also benefited from its investment in zero coupon municipal bonds, which did well as interest rates declined. Approximately 32% of the trust's assets was invested in non-rated bonds, which helped generate income. We attempted to reduce the impact of any individual default by diversifying across many different sectors. Additional income came from the trust's leverage through its preferred shares. The trust benefited because the short-term variable rate it paid out on these shares was much lower than the yield earned through investing in longer maturity bonds.

Our focus was on essential services bonds, which are backed by revenues from user fees. We added utilities and retirement housing bonds, but trimmed slightly in the health care area. We also shifted toward intermediate maturity (15-20 year) bonds, which we think offer most of the yield of the longer maturity issues with less risk. Going forward, we expect a slow economic recovery, stable interest rates and tame inflation to benefit high-yield municipal bonds.

/s/ Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial Municipal Income Trust and a senior vice president of Columbia Management Advisors, Inc. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.


----------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2   Holdings are disclosed as of May 31, 2003 and are subject to change.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.





6-MONTH RETURNS as of 5/31/03 (%)

Lehman Brothers
Municipal Bond Index     6.46
-----------------------------
Lipper High Yield
Municipal Debt Funds
Category average         4.63
-----------------------------

PRICE PER SHARE
AS OF 5/31/03 ($)

NAV                      5.80
-----------------------------
Market price             5.90
-----------------------------

6-MONTH TOTAL RETURN,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 5/31/03 (%)

NAV                      3.52
-----------------------------
Market price             8.09
-----------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-5/31/03 ($)
                         0.22
-----------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 INDUSTRY SECTORS
AS OF 5/31/03 (%) (UNAUDITED)

Hospitals                 9.5
-----------------------------
Local general obligations 7.8
-----------------------------
Nursing homes             7.8
-----------------------------
Water & sewer             6.5
-----------------------------
Refunded/escrowed         6.0
-----------------------------

Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.

QUALITY BREAKDOWN
AS OF 5/31/03 (%) (UNAUDITED)

AAA                      39.5
-----------------------------
AA                        0.4
-----------------------------
A                         4.2
-----------------------------
BBB                      15.6
-----------------------------
BB                        7.1
-----------------------------
CCC                       0.6
-----------------------------
CC                        0.2
-----------------------------
Non rated                31.7
-----------------------------
Cash equivalents          0.7
-----------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)


MUNICIPAL BONDS - 98.1%                    PAR        VALUE
-----------------------------------------------------------
EDUCATION - 5.2%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
     (a) 10/01/14                  $ 1,250,000   $  805,875
CA Statewide Community
   Development Authority, Crossroads
   School for Arts & Sciences,
   Series 1998,
     6.000% 08/01/28 (b)             1,135,000    1,196,301
CA Public Works Board Lease Revenue,
   UCLA Replacement Hospital,
   Series 2002 A,
     5.375% 10/01/15                 1,000,000    1,154,210
IL University of Illinois,
   Series 2001 A,
     5.500% 08/15/17                   600,000      686,250
MA Development Finance Agency,
   Western New England College,
   Series 2002,
     6.125% 12/01/32                   200,000      207,930
MA Industrial Finance Agency,
   St. John's High School, Series 1998,
     5.350% 06/01/28                   300,000      305,130
MI Southfield Economic
   Development Corp., Lawrence
   University, Series 1998 A,
     5.400% 02/01/18                   750,000      772,995
NC Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/15                 1,000,000    1,118,560
VT Educational & Health Buildings
   Finance Agency,
   Norwich University, Series 1998,
     5.500% 07/01/21                 1,000,000    1,015,180
WA Higher Education Facilities
   Authority, Puget Sound University,
   Series 1998,
     5.375% 10/01/30                 5,000,000    5,410,800
WV University, Series 2000 A,
     (a) 04/01/25                      750,000      261,720
                                                -----------
                                                 12,934,951
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 24.0%
CONGREGATE CARE RETIREMENT - 5.3%
CA La Verne Certificates
of Partnership,
   Brethren Hillcrest Homes,
   Series 2003 B,
     6.625% 02/15/25                   525,000      531,757
CA Statewide Community
   Development Authority, Eskaton
   Village - Grass Valley, Series 2000,
     8.250% 11/15/31 (b)               750,000      820,845





                                           PAR        VALUE
-----------------------------------------------------------
CT Development Authority,
   The Elim Park Baptist, Inc. Project,
   Series 2003,
     5.850% 12/01/33                $  430,000   $  446,194
FL Capital Projects Finance Authority,
   Continuing Care Retirement,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      510,105
IL Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   250,000      261,630
HI Department of Budget & Finance,
   Kahala Nui Project, Series 2003 A,
     8.000% 11/15/33                   750,000      764,978
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A:
     6.375% 05/15/20                   250,000      256,812
     6.500% 05/15/28                 1,500,000    1,547,580
MA Boston Industrial Development
   Finance Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                   235,000      234,601
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   250,000      245,815
   Series 2002 A,
     6.900% 03/01/32                   125,000      130,361
NH Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998,
     5.750% 07/01/28                 1,100,000    1,024,045
NJ Economic Development
   Authority, Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30                   500,000      550,350
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health Center,
   Series 1999,
     6.375% 12/01/24                 1,000,000      997,820
PA Lancaster Industrial Development
   Authority:
   Baptist Home of Philadelphia,
   Series 1998 A:
     5.500% 11/15/18                   360,000      327,920
     5.600% 11/15/28                   500,000      443,660
   Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   325,000      346,713




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
TN Metropolitan Government,
   Nashville and Davidson Counties,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24                $  575,000   $  519,696
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement Obligated
   Group, Series 1998 A:
     5.900% 11/15/25                   750,000      692,835
     7.000% 11/15/33                   200,000      201,370
WI Health & Educational Facilities
   Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27                   875,000      794,937
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,000,000      914,960
   United Lutheran Program for
   Aging, Inc., Series 1998,
     5.700% 03/01/28                   750,000      683,273
                                                -----------
                                                 13,248,257
                                                -----------
HEALTH SERVICES - 0.3%
IL Health Facilities Authority,
   Midwest Physician Group Ltd.,
   Series 1998,
     5.500% 11/15/19                    90,000       72,515
MA Development Finance Agency,
   Boston Biomedical Research
   Institute, Series 1999,
     5.650% 02/01/19                   120,000      116,353
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                   500,000      554,475
                                                -----------
                                                    743,343
                                                -----------
HOSPITALS - 9.5%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   350,000      375,725
   Series 1999 B,
     6.400% 08/01/29                   850,000      911,540
CA Health Facilities Financing
   Authority, Cedars-Sinai Medical
   Center, Series 1999 A,
     6.125% 12/01/30                   650,000      701,643
CO Health Care Facilities Authority,
   National Jewish Medical &
   Research Center, Series 1998:
     5.375% 01/01/16                 1,500,000    1,535,385
     5.375% 01/01/23                   340,000      340,918




                                           PAR        VALUE
-----------------------------------------------------------
FL Citrus County Hospital Board,
   Citrus Memorial Hospital,
   Series 2002,
     6.375% 08/15/32                $  550,000   $  576,208
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32                   150,000      158,311
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   400,000      416,596
IL Health Facilities Authority:
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      552,015
   Thorek Hospital & Medical
   Center, Series 1998,
     5.375% 08/15/28                   500,000      450,685
IL Southwestern Development
   Authority, Anderson Hospital,
   Series 1999:
     5.375% 08/15/15                   500,000      515,650
     5.500% 08/15/20                   550,000      555,736
LA Public Facilities Authority, Touro
   Infirmary, Series 1999:
     5.500% 08/15/19                   250,000      260,137
     5.625% 08/15/29                   525,000      540,130
MA Health & Educational Facilities
   Authority, Milford-Whitinsville
   Regional Hospital, Series 1998 C,
     5.250% 07/15/18                   500,000      495,595
MD Health & Higher Educational
   Facilities, Adventist Healthcare
   Series 2003 A:
     5.000% 01/01/16                   365,000      369,475
     5.750% 02/15/25                   400,000      414,092
MI Dickinson County Healthcare
   System, Series 1999,
     5.700% 11/01/18                   770,000      784,276
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                   460,000      407,827
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
   Series 2001 A,
     5.700% 11/01/15                 2,000,000    1,729,200
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                 1,250,000    1,070,263
MS Business Finance Corp., Rush
   Medical Foundation, Inc.,
   Series 1998,
     5.625% 07/01/23                   515,000      453,452



See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
NH Higher Educational & Health,
   Facilities Authority:
   Catholic Medical Center,
   Series 2002,
     6.125% 07/01/32                $  200,000   $  209,034
   Littleton Hospital Association, Inc.,
   Series 1998 A:
     5.900% 05/01/18                   500,000      418,160
     5.900% 05/01/28                   675,000      559,487
   Series 1998 B,
     6.000% 05/01/28                   625,000      498,300
NJ Health Care Facilities Financing
   Authority, Pascack Valley Hospital
   Association, Series 2003,
     6.500% 07/01/23                   500,000      504,235
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
     5.700% 01/01/13                 1,500,000    1,336,665
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                   725,000      719,635
OH Miami County, Upper Valley
   Medical Center, Inc., Series 1996 A,
     6.250% 05/15/16                   665,000      700,385
OH Sandusky County, County
   Memorial Hospital, Series 1998,
     5.150% 01/01/08                   270,000      274,949
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,050,000    1,016,537
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warner
   Clinic, Series 1998,
     5.625% 07/01/24                   605,000      535,056
SC Lexington County Health Services
   District Inc, Hospital Improvement,
   Series 2003,
     5.500% 11/01/23                   750,000      790,103
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28                   750,000      594,180
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                   300,000      308,211
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                   750,000      780,300




                                           PAR        VALUE
-----------------------------------------------------------
VT Educational & Health Buildings
   Finance Agency, Brattleboro Memorial
   Hospital,
     5.375% 03/01/28                $  500,000   $  488,585
WI Health & Educational Facilities
   Authority, Wheaton Franciscan
   Services, Series 2002,
     5.750% 08/15/30                   450,000      472,842
                                                -----------
                                                 23,821,523
                                                -----------
INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                 1,070,000      915,513
PA Economic Development
   Financing Authority, Northwestern
   Human Services, Inc., Series 1998 A,
     5.250% 06/01/14                 2,150,000    1,851,988
                                                -----------
                                                  2,767,501
                                                -----------
NURSING HOMES - 7.8%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                 1,000,000    1,027,380
CO Health Facilities Authority:
   American Housing Foundation I, Inc.
   Project, Series 2003,
     8.500% 12/01/31                   550,000      535,398
   Volunteers of America Series 1998 A:
     5.450% 07/01/08                   250,000      245,995
     5.750% 07/01/20                   700,000      636,468
   Series 1999 A,
     6.000% 07/01/29                   350,000      314,734
DE Sussex County, Healthcare
   Facility, Delaware Health
   Corp., Series 1994 A,
     7.600% 01/01/24                   960,000      845,549
IA Finance Authority, Care Initiatives
   Project:
   Series 1996,
     9.250% 07/01/25                 1,000,000    1,209,360
   Series 1998 B:
     5.750% 07/01/18                   550,000      496,100
     5.750% 07/01/28                 1,475,000    1,274,961
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17 (c)            2,230,000    1,672,500
IN Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc., Series 1998,
     6.400% 12/01/33 (f)             1,000,000      130,000



See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
IN Michigan City Health Facilities,
   Metro Health Foundation,
   Inc. Project,
     11.000% 11/01/22 (f)          $ 4,500,000  $ 1,530,000
KY Jefferson County First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20 (c)              890,000      400,500
KY Lexington-Fayette Urban County
   Government, First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20 (c)              900,000      405,000
MA Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,150,000    1,157,556
MA Development Finance Agency:
   American Health Woodlawn
   Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27                   375,000      328,789
   Series 2000 B,
     10.250% 06/01/27                   80,000       74,739
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23                   915,000      933,959
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (f)            2,440,000      829,600
MN Carlton Inter-Faith Social
   Services, Inc., Series 2000,
     7.500% 04/01/19                   250,000      262,335
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
     6.625% 09/01/29                 1,025,000      993,163
NJ Economic Development Authority,
   Geriatric and Medical Service, Inc.,
   Series 1990 A,
     10.500% 05/01/04                  140,000      140,518
OH Montgomery County, Grafton
   Oaks LP, Series 1986,
     9.750% 12/01/16                 1,425,000    1,373,956
TN New Tazewell Health Education
   & Housing Facilities Board, New
   Tazewell Project, Series 1987,
     10.000% 06/01/17                1,455,000    1,480,288




                                           PAR        VALUE
-----------------------------------------------------------
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18 (c)           $  539,214   $  458,332
   Series 1997 B,
     6.000% 03/20/04 (c)               100,000        5,000
WA Kitsap County Housing
   Authority, Martha & Mary Nursing
   Home, Series 1996,
     7.100% 02/20/36                   643,000      780,081
                                                -----------
                                                 19,542,261
                                                -----------

-----------------------------------------------------------
HOUSING - 8.1%
ASSISTED LIVING/SENIOR - 3.0%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                 1,225,000    1,071,458
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                   500,000      437,720
IL Development Finance Authority,
   Care Institute, Inc.,
     8.250% 06/01/25                 1,460,000    1,460,774
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)             1,630,000    1,125,303
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                   995,000    1,035,287
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                   420,000      383,796
     6.000% 05/01/29                   650,000      575,315
TX Bell County Health Facilities
   Development Corp., Elder Care
   Institutes, Inc., Series 1994,
     9.000% 11/01/24                 1,440,000    1,479,182
                                                -----------
                                                  7,568,835
                                                -----------
MULTI-FAMILY - 4.9%
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998,
     6.250% 06/01/28                   960,000      798,317
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   500,000      513,170
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                   500,000      513,200




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments, Series 1999 A,
     6.250% 06/01/30                $  750,000    $ 600,840
IL Chicago, Michigan Boulevard
   Garden Apartment Rehabilitation
   Project, Series 1985,
     12.000% 01/01/50 (c)               70,000       56,000
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992,
     9.250% 06/01/22                 1,010,000    1,039,906
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                1,770,000    1,797,081
   Series 1989 B,
     (a) 07/15/19 (b)                  632,000      489,142
Resolution Trust Corp., Pass
   Through Certificates,
   Series 1993 A,
     8.750% 12/01/16 (d)               455,481      457,034
SC Housing Finance &
   Development, Multi-Family
   Housing Finance Revenue,
   Westbridge Apartments,
   Series 1990 A,
     9.500% 09/01/20                 1,981,000    1,980,861
TN Franklin Industrial Development
   Board, Landings Apartment
   Project, Series 1996 B,
     8.750% 04/01/27                   730,000      766,179
TX Affordable Housing Corp.
   NHT/GTEX Project,
   Series 2001 C,
     10.000% 10/01/31                  685,000      680,280
TX El Paso County Housing Finance
   Corp., American Village
   Communities:
   Series 2000 C,
     8.000% 12/01/32                   300,000      310,476
   Series 2000 D,
     10.000% 12/01/32                  300,000      313,431
TX Galveston Housing Facilities
   Center, Driftwood Apartments,
   Series 1994 A,
     8.000% 08/01/23                 1,000,000    1,050,330
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A,
     10.000% 01/01/21                1,000,000      858,120
                                                -----------
                                                 12,224,367
                                                -----------





                                           PAR        VALUE
-----------------------------------------------------------
SINGLE FAMILY - 0.2%
AK Housing Finance Corp.,
   Series 1996 A,
     6.050% 12/01/17                $  385,000   $  385,054
KY Kentucky County Single Family
   Mortgage Revenue,
   Series 1987 A,
     9.000% 09/01/16                    30,000       30,084
                                                -----------
                                                    415,138
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 5.5%
FOOD PRODUCTS - 2.0%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002,
     5.950% 02/01/32                 1,000,000    1,071,980
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                 1,260,000    1,379,246
LA Port of New Orleans Industrial
   Development Continental Grain
   Company, Series 1993,
     7.500% 07/01/13                 1,000,000    1,021,440
LA Southern Louisiana Port
   Commission, Cargill, Inc. Project,
   Series 1997,
     5.850% 04/01/17                   500,000      540,485
MI Strategic Fund, Michigan Sugar
   Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,000,000      922,640
                                                -----------
                                                  4,935,791
                                                -----------
FOREST PRODUCTS - 1.4%
AL Courtland Industrial
   Development Board, Champion
   International Corp., Series 1999,
     6.000% 08/01/29                 1,000,000    1,022,560
GA Rockdale County Development
   Authority, Solid Waste Disposal
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26                   800,000      812,024
LA Beauregard Parish, Boise
   Cascade Corp. Project,
   Series 2002,
     6.800% 02/01/27                 1,000,000    1,008,680
MI Delta County Economic
   Development Corp., Mead
   Westvaco-Escanaba,
   Series 2002 B,
     6.450% 04/15/23                   300,000      309,576
VA Bedford County Industrial
   Development Authority,
   Nekoosa Packaging Corp. Project,
   Series 1998,
     5.600% 12/01/25                   400,000      300,224
                                                -----------
                                                  3,453,064
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING - 1.1%
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp., Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                $  860,000   $  857,824
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                   475,000      493,573
MN Brooklyn Park
   TL Systems
   Corp., Series 1991,
     10.000% 09/01/16                  695,000      718,137
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                   750,000      798,833
                                                -----------
                                                  2,868,367
                                                -----------
METALS & MINING - 0.2%
MD Baltimore County, Bethlehem
   Steel Corp. Project, Series 1994 B,
     7.500% 06/01/15 (f)               500,000       10,000
NV Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14 (d)(f)            250,000      175,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04 (f)                70,000       49,001
     7.000% 04/01/14 (f)               375,000      262,500
                                                -----------
                                                    496,501
                                                -----------
OIL & GAS - 0.8%
TX Gulf Coast Industrial
   Development Authority, Solid Waste
   Disposal Revenue, Citgo Petroleum,
   Series 1998,
     8.000% 04/01/28                   375,000      379,433
VI Virgin Islands Government
   Refinery Facilities Hovensa
   Coker Project, Series 2002,
     6.500% 07/01/21                   250,000      255,070
WA Pierce County Economic
   Development Corp., Occidental
   Petroleum Co., Series 1993,
     5.800% 09/01/29                 1,500,000    1,490,040
                                                -----------
                                                  2,124,543
                                                -----------

-----------------------------------------------------------
OTHER - 6.9%
OTHER - 0.7%
CA Golden State Tobacco Securitization
   Series 2002 A1,
     6.750% 06/01/39                 1,375,000    1,287,468




                                           PAR        VALUE
-----------------------------------------------------------
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                $  500,000   $  459,545
                                                -----------
                                                  1,747,013
                                                -----------
POOL/BOND BANK - 0.2%
MI Municipal Bond Authority, Local
   Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                   550,000      624,464
                                                -----------

REFUNDED/ESCROWED (e) - 6.0%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     (a) 01/01/25                   10,000,000    3,668,500
CT Development Authority, Sewer
   Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                   720,000      821,938
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System, Series 1998,
     6.000% 10/01/08                   880,000      978,833
ID Health Facilities Authority, IHC
   Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 2,750,000    3,653,100
IL Metropolitan Pier & Exposition
   Authority, McCormick Project,
   Series 1994 A,
     (a) 06/15/14                    1,010,000      662,196
MA Health & Educational Facilities
   Authority, Corp. for
   Independent Living, Series 1993,
     8.100% 07/01/18                   620,000      635,599
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   255,000      299,949
PA Delaware County Authority,
   Mercy Health Corp.,
   Southeastern Pennsylvania Obligated,
   Series 1996:
     6.000% 12/15/16                 1,400,000    1,616,776
     6.000% 12/15/26                   500,000      572,765
TN Shelby County, Health,
   Education & Housing Facilities
   Board, Open Arms Development
   Center:
   Series 1992 A,
     9.750% 08/01/19                   475,000      623,200
   Series 1992 C,
     9.750% 08/01/19                   480,000      629,890
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   605,000      771,278
                                                -----------
                                                 14,934,024
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
OTHER REVENUE - 2.2%
HOTELS - 0.8%
PA Philadelphia Authority for
   Industrial Development,
   Doubletree Project, Series 1997 A,
     6.500% 10/01/27               $ 2,000,000  $ 2,026,860
                                                -----------

RECREATION - 0.7%
CT Mohegan Tribe Indians,
   Series 2001,
     6.250% 01/01/31                   200,000      215,282
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                  500,000      568,655
NM Red River Sports Facility, Red
   River Ski Area Project, Series 1998,
     6.450% 06/01/07                   830,000      845,430
                                                -----------
                                                  1,629,367
                                                -----------
RETAIL - 0.7%
NJ Economic Development
   Authority, Glimcher Properties LP
   Project, Series 1998,
     6.000% 11/01/28                 1,000,000    1,027,530
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                   665,000      660,611
                                                -----------
                                                  1,688,141
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.5%
MA Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   555,000      582,250
UT Carbon County, Laidlaw
   Environmental, Series 1997 A:
     7.500% 02/01/10                   250,000      243,595
     7.450% 07/01/17                   500,000      486,405
                                                -----------
                                                  1,312,250
                                                -----------
RESOURCE RECOVERY - 0.8%
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.500% 12/01/13                 1,000,000      974,930
PA Delaware County Industrial
   Development Authority,
   BFI Project, Series 1988 A,
     6.200% 07/01/19                 1,000,000    1,030,120
                                                -----------
                                                  2,005,050
                                                -----------




                                           PAR        VALUE
-----------------------------------------------------------
TAX-BACKED - 16.4%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
   Series 1997,
     5.500% 09/01/15               $ 1,000,000  $ 1,074,150
                                                -----------

LOCAL GENERAL OBLIGATIONS - 7.8%
CA Fresno Unified
   School District, Series 2002 A,
     6.000% 02/01/18                 1,245,000    1,570,094
CA Los Angeles Unified
   School District:
   Series 1997 E,
     5.125% 01/01/27                 3,750,000    4,009,650
   Series 2002,
     5.750% 07/01/16                   600,000      740,034
CA Vallejo Unified
   School District, Series 2002 A,
     5.900% 08/01/25                 1,000,000    1,241,960
LA New Orleans, Series 1991,
     (a) 09/01/15                    4,000,000    2,462,120
NY New York City, Series 1998 H,
     5.125% 08/01/25                 5,000,000    5,233,950
TX Dallas County Flood Center,
   District 1, Series 2002,
     7.250% 04/01/32                   750,000      771,923
TX Irving Independent School
   District, Series 1997:
     (a) 02/15/15                    1,500,000      936,945
     (a) 02/15/16                    1,000,000      591,270
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/18                    4,000,000    2,037,200
                                                -----------
                                                 19,595,146
                                                -----------
SPECIAL NON-PROPERTY TAX - 4.0%
CA San Diego Redevelopment
   Agency, Series 2001,
     (a) 09/01/18                    1,015,000      519,477
FL Northern Palm Beach County
   Improvement District, Series 1999,
     5.900% 08/01/19                   500,000      574,900
IL Metropolitan Pier & Exposition
   Authority, McCormick Project:
   Series 1994 A,
     (a) 06/15/14                    3,990,000    2,601,879
     (a) 06/15/15                    3,000,000    1,853,310
   Series 1996 A,
     (a) 12/15/13                    5,000,000    3,372,700
PR Commonwealth Highway
   & Transportation Authority:
   Series 2003 AA,
     5.500% 07/01/18                   375,000      454,433
   Series 2002 E,
     5.500% 07/01/21                   500,000      598,750
                                                -----------
                                                  9,975,449
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX - 3.1%
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001,
     6.450% 09/01/31                $  500,000   $  522,810
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
     6.500% 08/15/21                 1,000,000    1,071,010
CA Yorba Linda Redevelopment
   Agency, Series 1998 A,
     (a) 09/01/24                    1,325,000      476,550
FL Celebration Community Development
   District, Series 2003 A,
     6.400% 05/01/34                   750,000      771,233
FL Colonial Country Club
   Community Development District,
   Capital Improvement
   Series 2003,
     6.400% 05/01/33                   500,000      508,540
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   500,000      515,515
FL Heritage Palms Community
   Development District, Series 1999 A,
     6.250% 11/01/04                   585,000      594,641
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   710,000      725,371
   Series 2000 A,
     6.700% 05/01/07                    20,000       20,932
FL Orlando, Conroy Road
   Interchange Project, Series 1998 A:
     5.500% 05/01/10                   125,000      129,032
     5.800% 05/01/26                   300,000      304,176
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   245,000      250,436
   Series 1998 B,
     5.700% 05/01/08                   220,000      223,577
MI Pontiac Finance Authority,
   Development Area, No. 3,
   Series 2002,
     6.375% 06/01/31                   450,000      465,867
MI Taylor Tax Increment Finance
   Authority, Series 2001,
     5.375% 05/01/17                 1,000,000    1,131,900
                                                -----------
                                                  7,711,590
                                                -----------




                                           PAR        VALUE
-----------------------------------------------------------
STATE APPROPRIATED - 0.9%
MI Building Authority, Series 2001 I,
     5.000% 10/15/24               $ 1,000,000  $ 1,058,120
PR Commonwealth of Puerto Rico,
   Public Finance Corp.,
   Series 2002 E,
     6.000% 08/01/26                   900,000    1,084,158
                                                -----------
                                                  2,142,278
                                                -----------
STATE GENERAL OBLIGATIONS - 0.2%
TX Board of Regents University,
   Series 2001 B,
     5.375% 08/15/18                   350,000      393,330
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 10.0%
AIR TRANSPORTATION - 2.7%
CA Los Angeles Regional Airports
   Improvement, Laxfuel Corp.:
   Series 2001,
     5.250% 01/01/23                   500,000      519,225
   Series 2002 C,
     7.500% 12/01/24                   500,000      406,950
IN Indianapolis Airport Authority:
   FedEx Corp., Series 1994,
     7.100% 01/15/17                 1,000,000    1,061,520
   United Airlines Project,
   Series 1995 A,
     6.500% 11/15/31 (f)             1,000,000      422,470
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20                 2,500,000    2,043,825
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines, Inc.:
   Series 2001 A,
     7.000% 04/01/25                   325,000      233,181
   Series 2001 B,
     6.500% 04/01/25                   250,000      214,815
NC Charlotte Special Facilities Revenue,
   Douglas International Airport,
   US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                   250,000      175,988
   Series 2000,
     7.750% 02/01/28                   500,000      366,465
NY New York City Industrial
   Development, JFK International
   Airport Project, American Airlines,
   Inc., Series 2002 B,
     8.500% 08/01/28                   500,000      237,430
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia LLC, Series 1999,
     5.250% 01/01/09                   350,000      329,227




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
TX Houston Industrial Development,
   Air Cargo-Perot Development,
   Series 2002,
     6.000% 03/01/23                $  555,000   $  569,508
WA Port Seattle, Northwest Airlines,
   Inc., Series 2000,
     7.250% 04/01/30                   425,000      307,976
                                                -----------
                                                  6,888,580
                                                -----------
AIRPORTS - 3.6%
PA Philadelphia Airport Authority for
   Industrial Development,
   Series 1998 A,
     5.125% 07/01/28                 8,750,000    8,941,975
                                                -----------

TOLL FACILITIES - 2.4%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993 A,
     (a) 01/15/15                    3,000,000    1,880,160
CO Northwest Parkway Public
   Highway Authority, Series 2001 D,
     7.125% 06/15/41                   750,000      784,507
CO Public Highway Authority,
   Arapahoe County, E-470, Series 2000 B:
     (a) 09/01/18                    3,000,000    1,549,230
     (a) 09/01/35                    8,750,000      831,513
MA Turnpike Authority,
   Series 1999 A,
     5.000% 01/01/39                   500,000      514,955
NY Triborough Bridge & Tunnel Authority,
   Series 2002,
     5.500% 11/15/20                   375,000      452,051
                                                -----------
                                                  6,012,416
                                                -----------
TRANSPORTATION - 1.3%
NV Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000,
     7.375% 01/01/40                   750,000      689,490
NY Metropolitan Transportation
   Authority Project, Series 2002 A,
     5.000% 11/15/30                 2,385,000    2,506,015
                                                -----------
                                                  3,195,505
                                                -----------

-----------------------------------------------------------
UTILITY - 18.5%
INDEPENDENT POWER PRODUCER - 2.5%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                 1,000,000    1,023,730
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                 2,000,000    2,147,420





                                           PAR        VALUE
-----------------------------------------------------------
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D,
     7.150% 12/01/18               $ 1,500,000  $ 1,556,490
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project, Series 2000,
     6.625% 06/01/26                   325,000      342,569
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                 1,000,000    1,032,050
     7.550% 01/01/19                   250,000      256,557
                                                -----------
                                                  6,358,816
                                                -----------
INVESTOR OWNED - 3.8%
AZ Maricopa County Pollution
   Control, El Paso Electric
   Co., Series 2002 A,
     6.250% 05/01/37                   500,000      507,590
AZ Pima Industrial Development
   Authority, Tucson Electric
   Power Co., Series 1997 A,
     6.100% 09/01/25                   750,000      716,400
CT Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28                   100,000      106,221
IL Bryant Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 1,000,000    1,000,120
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                   500,000      504,750
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
     6.600% 09/01/28                   500,000      511,905
MS Business Finance Corp., Systems
   Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,500,000    1,495,620
MT Forsyth Pollution Control,
   Portland General
   Series 1998,
     5.200% 05/01/33                   225,000      230,513
NV Clark County, Nevada Power
   Co., Series 1997 A,
     5.900% 11/01/32                 3,000,000    2,521,440



See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
OH Air Quality Development
   Authority, Pollution Control
   Cleveland Electric, Series 2002 A,
     6.000% 12/01/13                $  850,000   $  894,948
TX Brazos River Authority Pollution
   Control, TXU Electric Co,
   Series 2001 C,
     5.750% 05/01/36                 1,050,000    1,071,704
                                                -----------
                                                  9,561,211
                                                -----------
MUNICIPAL ELECTRIC - 5.7%
CA Department of Water Resources,
   Power Supply Revenue,
   Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,344,000
NC Eastern Municipal Power Agency,
   Series 2003 F,
     5.500% 01/01/16                   430,000      455,602
NY Long Island Power Authority
   Series 2003,
     5.000% 04/01/10                 1,000,000    1,138,850
PR Puerto Rico Electric Power
   Authority, Series 2002 II,
     5.125% 07/01/26                 1,500,000    1,618,575
TX Austin Utilities System,
   Series 1994:
     (a) 05/15/17                    6,600,000    3,659,502
     (a) 05/15/18                    5,000,000    2,619,000
WA Seattle Light & Power,
   Series 2001,
     5.500% 03/01/17                 2,250,000    2,555,596
                                                -----------
                                                 14,391,125
                                                -----------
WATER & SEWER - 6.5%
CA Castaic Lake Water Agency,
   Series 1999 A:
     (a) 08/01/25                   10,445,000    3,548,167
     (a) 08/01/26                   10,445,000    3,356,605
LA Public Facility Authority,
   Belmont Water,
     9.000% 09/15/24 (c)               730,000      511,000
MA Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24 (g)             6,000,000    6,305,460




                                           PAR        VALUE
-----------------------------------------------------------
MO V Lakes Utility District Ranking,
   Series 1994,
     8.250% 07/15/24                $  500,000   $  491,805
TX Houston Water & Sewer System,
   Series 1991 C,
     (a) 12/01/12                    3,000,000    2,125,800
                                                -----------
                                                 16,338,837
                                                -----------

TOTAL MUNICIPAL BONDS
   (cost of $243,214,405)                       245,692,019
                                                -----------

MUNICIPAL PREFERRED STOCK - 0.2%        SHARES
-----------------------------------------------------------
HOUSING - 0.2%
MULTI-FAMILY - 0.2%
Charter Mac Equity Issuer Trust
   Acceptance Co.,
     7.600% 11/30/50 (d)
     (cost of $500,000)                500,000      566,360
                                                -----------

PURCHASED PUT OPTION - 0.0%                PAR
-----------------------------------------------------------
U.S. Treasury Notes,
   Strike Price $115.00,
   Expires 08/31/03
   (cost of $197,875)               $  233,000      109,219
                                                -----------

SHORT-TERM OBLIGATIONS - 0.7%
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (h) - 0.7%
ID Health Facilities Authority,
   Luke Regional Medical Center,
   Series 1995,
     1.300% 05/01/22                   800,000      800,000
MN Minneapolis,
   Series 1994 A,
     1.250% 12/01/05                   200,000      200,000
NM Farmington Pollution Control,
   Arizona Public Service Co.
   Series 1994 B,
     1.300% 09/01/24                   800,000      800,000
                                                -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,800,000)                           1,800,000
                                                -----------

TOTAL INVESTMENTS - 99.0%
   (cost of $245,712,280) (i)                   248,167,598
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.0%            2,292,024
-----------------------------------------------------------
NET ASSETS* - 100.0%                           $250,459,622
                                               ============




See notes to investment portfolio.

May 31, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2003, the value of these securities amounted to $2,506,288 which represents 1.0% of net assets.

    Additional information on these restricted securities held at May 31, 2003 are as follows:

                                             ACQUISITION  ACQUISITION
    SECURITY                                    DATE         COST
----------------------------------------------------------------------
    CA Statewide Community Development
      Authority:
      Crossroads School for
      Arts & Sciences, Series 1998:
        6.000% 08/01/28                       08/21/98   $  460,000
        6.000% 08/01/28                       08/31/98      700,000
      Eskaton Village-Grass Valley,
      Series 2000,
        8.250% 11/15/31                       09/08/00      750,000
    MN White Bear Lake, Birch Lake
      Townhome Project, Series 1989 B,
      (a) 07/15/19                            07/19/89      632,000
                                                         ----------
                                                         $2,542,000
                                                         ==========

(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to $1,198,394 which represents 0.5% of net assets.
(e) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f) As of May 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Ch. 11, representing 1.4% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(g) This security, or a portion thereof with a total market value of $6,305,460, is being used to collateralize open futures contracts.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(i) Cost for federal income tax purposes is $243,780,567.

Short futures contracts open at May 31, 2003:

                                                        UNREALIZED
                            PAR VALUE                  APPRECIATION
                           COVERED BY     EXPIRATION  (DEPRECIATION)
       TYPE                 CONTRACTS        MONTH      AT 05/31/03
-------------------------------------------------------------------
10-Year Municipal
   Bond Index             $ 6,300,000       Jun-03       $(275,971)
15-Year U.S. Treasury
   Bonds                   33,900,000       Sept-03        (51,773)
10-Year U.S. Treasury
   Notes                   62,100,000       Sept-03        390,187
                          -----------                    ---------
                          $96,063,000                    $  62,443
                          -----------                    ---------

*  Net assets represent both Common Shares and Auction Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                           $245,712,280
                                               ------------
Investments, at value                          $248,167,598
Cash                                                203,684
Interest receivable                               3,852,518
Futures variation margin                             80,438
Deferred Trustees' compensation plan                  7,022
Other assets                                        373,542
                                               ------------
   Total Assets                                 252,684,802
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased                            648,781
   Distributions -- common shares                   967,966
   Distributions -- preferred shares                405,349
   Management fee                                   137,309
   Pricing and bookkeeping fees                       2,524
   Transfer agent fee                                23,786
   Reports to shareholders                           32,443
Deferred Trustees' fee                                7,022
                                               ------------
   Total Liabilities                              2,225,180
                                               ------------

Auction Preferred Shares (3,600 shares issued
   and outstanding at $25,000 per share)         90,000,000
                                               ------------


COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital -- common shares               $214,971,483
Undistributed net investment income                 531,559
Accumulated net realized loss                   (57,561,181)
Net unrealized appreciation on:
   Investments                                    2,455,318
   Futures contracts                                 62,443
                                               ------------

Net assets at value applicable to 27,656,180
   common shares of beneficial
   interest outstanding                        $160,459,622
                                               ============

Net asset value per common share               $       5.80
                                               ============





STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003 (Unaudited)


INVESTMENT INCOME:
Interest                                       $  7,664,848
                                               ------------

EXPENSES:
Management fee                                      811,465
Pricing and bookkeeping fees                         55,660
Trustees' fee                                         6,560
Preferred shares remarketing commissions            111,698
Custody fee                                           4,447
Transfer agent fee                                   55,210
Other expenses                                       62,666
                                               ------------
   Total Expenses                                 1,107,706
Custody earnings credit                                (296)
                                               ------------
   Net Expenses                                   1,107,410
                                               ------------
Net Investment Income                             6,557,438
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                    1,148,476
   Futures contracts                            (10,459,954)
                                               ------------
      Net realized loss                          (9,311,478)
                                               ------------
Net change in unrealized appreciation/
depreciation on:
   Investments                                    9,359,987
   Futures contracts                               (599,468)
                                               ------------
      Net change in unrealized
        appreciation/depreciation                 8,760,519
                                               ------------
Net Loss                                           (550,959)
                                               ------------
Net Increase in Net Assets from Operations        6,006,479
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (506,767)
                                               ------------

Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  5,499,712
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                               (UNAUDITED)
                                                                                               SIX MONTHS            YEAR
                                                                                                  ENDED              ENDED
                                                                                                 MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                2003               2002
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $  6,557,438       $ 13,809,914
Net realized loss on investments and futures contracts                                          (9,311,478)        (6,308,757)
Net change in unrealized appreciation/depreciation on investments and futures contracts          8,760,519         (2,635,172)
                                                                                              ------------       ------------
Net Increase from Operations                                                                     6,006,479          4,865,985
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (506,767)        (1,342,604)
                                                                                              ------------       ------------
Net Increase in Net Assets from Operations Applicable to Common Shares                           5,499,712          3,523,381
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (6,084,168)       (11,625,618)
                                                                                              ------------       ------------

SHARE TRANSACTIONS:
Distributions reinvested                                                                                --             66,517
                                                                                              ------------       ------------
Total Decrease in Net Assets Applicable to Common Shares                                          (584,456)        (8,035,720)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            161,044,078        169,079,798
                                                                                              ------------       ------------
End of period (including undistributed net investment income
   of $531,559 and $565,056, respectively)                                                    $160,459,622       $161,044,078
                                                                                              ============       ============

NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                                                     --             11,067
Outstanding at:
   Beginning of period                                                                          27,656,180         27,645,113
                                                                                              ------------       ------------
   End of period                                                                                27,656,180         27,656,180
                                                                                              ------------       ------------
Preferred Shares:
Outstanding at end of period                                                                         3,600              3,600
                                                                                              ------------       ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Trust's primary investment goal is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality bonds and notes issued by or on behalf of state and local government units whose interest is exempt from federal income tax (other than the possible incidence of any alternative minimum tax). The Trust's secondary goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 3,600 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 1.15%. For the six months ended May 31, 2003, the Trust declared dividends to Auction Preferred shareholders amounting to $506,767, representing an average APS dividend rate of 1.13%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

           YEAR OF                    CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                  ------------
             2003                      $ 7,498,926
             2004                            4,074
             2005                        7,196,783
             2007                        3,490,821
             2008                       13,036,764
             2009                        3,114,307
             2010                        7,684,792
                                       -----------
                                       $42,026,467
                                       -----------

May 31, 2003 (Unaudited)


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Trust merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Trust. The merger did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust to Columbia.

Columbia is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $296 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Trust.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $17,255,116 and $29,130,991, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation             $21,696,725
      Gross unrealized depreciation             (17,309,694)
                                                -----------
           Net unrealized appreciation          $ 4,387,031
                                                ===========

FUTURES CONTRACTS AND OPTIONS:
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

May 31, 2003 (Unaudited)


Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

The Trust may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Trust's exposure to the underlying instrument. Writing call options tends to decrease the Trust's exposure to the underlying instrument. When the Trust writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Trust as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust may also purchase put and call options. Purchasing call options tends to increase the Trust's exposure to the underlying instrument. Purchasing put options tends to decrease the Trust's exposure to the underlying instrument. The Trust pays a premium which is included in the Trust's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Refer to the Trust's Investment Portfolio for a summary of open futures contracts at May 31, 2003.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED NOVEMBER 30,
                                                     MAY 31,    ----------------------------------------------------------------
                                                      2003         2002          2001         2000          1999         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    5.82     $    6.12     $    6.05     $    6.51    $    7.57    $    7.41
                                                  ---------     ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.24(a)       0.50(a)(b)    0.53(a)       0.55(c)      0.46         0.47
Net realized and unrealized gain (loss)
   on investments and futures contracts               (0.02)        (0.33)(b)      0.03         (0.44)       (0.97)        0.18
                                                  ---------     ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations                    0.22          0.17          0.56          0.11        (0.51)        0.65
                                                  ---------     ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                            (0.02)        (0.05)        (0.10)        (0.14)       (0.04)          --
                                                  ---------     ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations
      Applicable to Common
      Shareholders                                     0.20          0.12          0.46         (0.03)       (0.55)        0.65
                                                  ---------     ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income                            (0.22)        (0.42)        (0.39)        (0.43)       (0.42)       (0.48)
In excess of net investment income                       --            --            --            --        (0.04)       (0.01)
                                                  ---------     ---------     ---------     ---------    ---------    ---------
   Total Distributions Declared to
      Common Shareholders                             (0.22)        (0.42)        (0.39)        (0.43)       (0.46)       (0.49)
                                                  ---------     ---------     ---------     ---------    ---------    ---------
LESS SHARE TRANSACTIONS:
Commission and offering costs --
   preferred shares                                      --            --            --            --(d)     (0.05)          --
                                                  ---------     ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                    $    5.80     $    5.82     $    6.12     $    6.05    $    6.51    $    7.57
                                                  =========     =========     =========     =========    =========    =========
Market price per share --
   common shares                                  $    5.90     $    5.67     $    5.65     $    5.38    $    5.75    $    8.13
                                                  =========     =========     =========     =========    =========    =========
Total return -- based on market value
  -- common shares (e)                                8.09%(f)      7.87%        12.05%         0.84%     (24.33)%       14.57%
                                                  =========     =========     =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                                       1.38%(i)      1.37%         1.45%         1.33%        1.08%        0.82%
Net investment income before
   preferred stock dividend (g)(h)                    8.20%(i)      8.28%(b)      8.55%         8.88%        7.00%        6.20%
Net investment income after preferred
   stock dividend (g)(h)                              7.57%(i)      7.47%(b)      6.94%         6.68%        6.36%        6.20%
Portfolio turnover rate                                  7%(f)        27%           12%           12%          20%          34%
Net assets, end of period (000's) --
   common shares                                  $ 160,460     $ 161,044     $ 169,080     $ 167,265    $ 180,082    $ 208,931

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.24% to 8.28% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.43% to 7.47%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Rounds to less than $0.01 per share.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                                      YEAR ENDED NOVEMBER 30,
                                                               -----------------------------------------------------------------
                                                                    1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    7.41     $    7.48     $    7.15     $    7.83     $    7.89
                                                               ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.51          0.51          0.55          0.61          0.64
Net realized and unrealized gain (loss) on investments
  and futures contracts                                               --(a)      (0.07)         0.33         (0.71)        (0.06)
                                                               ---------     ---------     ---------     ---------     ---------
  Total Income from Investment Operations                           0.51          0.44          0.88         (0.10)         0.58
                                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                         (0.51)        (0.51)        (0.55)        (0.58)        (0.64)
                                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    7.41     $    7.41     $    7.48     $    7.15     $    7.83
                                                               =========     =========     =========     =========     =========
Market price per share -- common shares                        $    7.56     $    7.25     $    6.75     $    6.75     $    8.00
                                                               =========     =========     =========     =========     =========
Total return -- based on market value -- common shares (b)        11.67%        15.36%         8.04%      (10.06)%        11.56%
                                                               =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (c)                                                       0.86%         0.91%         0.98%         0.90%         0.87%
Net investment income (c)                                          6.83%         6.87%         7.47%         8.12%         8.03%
Portfolio turnover rate                                              15%           22%           24%           24%           21%
Net assets, end of period (000's)-- common shares              $ 203,533     $ 202,793     $ 204,666     $ 195,444     $ 213,292

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.


ASSET COVERAGE REQUIREMENTS
                                                             INVOLUNTARY           AVERAGE
                                             ASSET           LIQUIDATING           MARKET
                     TOTAL AMOUNT          COVERAGE          PREFERENCE             VALUE
                      OUTSTANDING          PER SHARE          PER SHARE           PER SHARE
--------------------------------------------------------------------------------------------
05/31/03*            $90,000,000            $69,572             $25,113             $25,000
11/30/02              90,000,000             69,734              25,001              25,000
11/30/01              90,000,000             71,967              25,007              25,000
11/30/00              90,000,000             71,462              25,011              25,000
11/30/99 **           90,000,000             50,023              25,006              25,000

*  Unaudited.
** On July 20, 1999, the Trust began offering Auction Preferred Shares.

UNAUDITED INFORMATION



RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Trust had 27,656,180 common shares outstanding. The votes cast were as follows:


       PROPOSAL 1.
       ELECTION OF TRUSTEES:                    FOR                 AGAINST
   ----------------------------------------------------------------------------
       Janet Langford Kelly                 22,221,738              420,522
       Charles R. Nelson                    22,239,962              402,298

On February 28, 2003, the record date for the Meeting, the Trust had 3,600 preferred shares outstanding. The votes cast were as follows:


       PROPOSAL 1.
       ELECTION OF TRUSTEES:                    FOR                WITHHELD
   ----------------------------------------------------------------------------
       Douglas A. Hacker                       3,584                   2
       Janet Langford Kelly                    3,584                   2
       Charles R. Nelson                       3,584                   2
       Thomas E. Stitzel                       3,584                   2

DIVIDEND REINVESTMENT PLAN


COLONIAL MUNICIPAL INCOME TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions of comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.



21
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



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


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


TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

COLONIAL MUNICIPAL INCOME TRUST      SEMIANNUAL REPORT


                                                101-03/243O-0503 (07/03) 03/1845

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial Municipal Income Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.